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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
 Nicholas-Applegate? Institutional Funds
 600 West Broadway, 29th Floor
 San Diego, CA 92101-3311

2. Name of each series or class of funds for which this
form is filed.(If the form is being filed for all series
and classes of securities of the issues, check the box
but do not list series or classes):     X

3. Investment Company Act File Number: 811-07384
   Securities Act File Number:   333-71469

4(a). Last day of fiscal year for which this form is filed: March 31, 2000

4(b).  Check box if this form is being filed late.

4(c). Check this box if this is the last time the issuer will be filing this form.

5.   Calculation of registration fee:
     (i) Aggregate sale price of securities sold during
      the fiscal year pursuant to section 24e-2:  $1,428,483,283
     (ii) Aggregate price of securities redeemed or repurchased during
      the fiscal year:   $787,021,691
     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
      the Commission:   $0
      (iv) Total available redemption credits. [add Items 5(ii) and 5(iii)]: ($787,021,691)
      (v)  Net Sales - If Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:  $641,461,592
      (vi)  Redemption credits available for use in future years  $0
       - If Item 5(i) is less than 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:
      (vii) Multiplier for determining registration fee
      (See Instruction C.9):                x .000264
      (viii)  Registration fee due [multiply Item 5(v)by
      Item 5(vii)] enter "0" if no fee is due): = $169,346

 6.  Prepaid Shares
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      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.  Interest due-- if this Form is being filed more than 90 days after
    the end of the issuer's fiscal year (see Instruction D):   + $0

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7] = $169,346

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                      Method of Delivery:
               x      Wire Transfer
                      Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   Greg Lomakin
                           Assistant Treasurer of the Funds
Date:  June 26, 2000


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